Cash Equivalents and Marketable Securities - Amortized Cost, Unrealized Gains and Losses, and Estimated Fair Values (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Marketable securities:
Amortized Cost		$ 53,342	$ 95,410
Unrealized Gain		1	35
Unrealized Loss		(2)	0
Estimated Fair Value	$ 40,239	53,341	95,445
Total
Amortized Cost		81,713
Unrealized Gain		1	35
Unrealized Loss		(2)	0
Estimated Fair Value		81,712
Certificates of deposit
Marketable securities:
Amortized Cost			4,586
Unrealized Gain			0
Unrealized Loss			0
Estimated Fair Value			4,586
Total
Unrealized Gain			0
Unrealized Loss			0
Commercial paper
Marketable securities:
Amortized Cost		27,473	18,128
Unrealized Gain		0	0
Unrealized Loss		0	0
Estimated Fair Value		27,473	18,128
Total
Unrealized Gain		0	0
Unrealized Loss		0	0
Corporate securities
Marketable securities:
Amortized Cost		6,940	11,176
Unrealized Gain		0	2
Unrealized Loss		(2)	0
Estimated Fair Value		6,938	11,178
Total
Unrealized Gain		0	2
Unrealized Loss		(2)	0
U.S. Treasury securities
Marketable securities:
Amortized Cost		16,157	51,317
Unrealized Gain		1	28
Unrealized Loss		0	0
Estimated Fair Value		16,158	51,345
Total
Unrealized Gain		1	28
Unrealized Loss		0	0
Asset-backed securities
Marketable securities:
Amortized Cost		2,772	10,203
Unrealized Gain		0	5
Unrealized Loss		0	0
Estimated Fair Value		2,772	10,208
Total
Unrealized Gain		0	5
Unrealized Loss		0	0
Money market funds
Cash equivalents:
Amortized Cost		28,371	4,090
Estimated Fair Value		$ 28,371	4,090
Total
Amortized Cost			99,500
Estimated Fair Value			$ 99,535